Commitments and Contingencies - Summary of Commitments through Purchase and Sale Transactions of Investments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Real estate [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	€ 0
Sale	0	€ 2
Mortgage loans [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	189	421
Sale	0
Private loans [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	291	89
Sale	0
Other [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	1,205	€ 1,292
Sale	€ 0